Leases - Maturity of Finance Lease Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	$ 430.9
Unearned finance income	55.0
Finance lease receivables	375.9	$ 0.0
Due in 1 year or less
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	73.7
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	68.6
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	61.1
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	51.2
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	42.1
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	134.2
Insurance and reinsurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	11.5
Unearned finance income	2.7
Finance lease receivables	8.8	0.0
Insurance and reinsurance companies | Due in 1 year or less
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	1.7
Insurance and reinsurance companies | One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	1.7
Insurance and reinsurance companies | Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	1.8
Insurance and reinsurance companies | Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	1.6
Insurance and reinsurance companies | Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	0.7
Insurance and reinsurance companies | More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	4.0
Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	419.4
Unearned finance income	52.3
Finance lease receivables	367.1	$ 0.0
Non-insurance companies | Due in 1 year or less
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	72.0
Non-insurance companies | One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	66.9
Non-insurance companies | Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	59.3
Non-insurance companies | Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	49.6
Non-insurance companies | Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	41.4
Non-insurance companies | More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease receivables	$ 130.2